SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Favorable (Unfavorable) Impact of Changes in the Estimated Progress (Details) - Athena Technology Solutions Holdings, LLC - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule Of The Favorable Unfavorable Impact Of Changes In The Estimated Progress [Line Items]
Revenue	$ 2,373	$ (154)	$ (2,433)	$ 5,464
Basic net (loss) income per Class A unit	$ 0.22	$ (0.31)	$ (0.2)	$ 0.98
Diluted net (loss) income per Class A unit	$ 0.22	$ (0.31)	(0.2)	0.38
Capital Unit, Class A
Schedule Of The Favorable Unfavorable Impact Of Changes In The Estimated Progress [Line Items]
Basic net (loss) income per Class A unit			(0.03)	0.07
Diluted net (loss) income per Class A unit			$ (0.03)	$ 0.06